UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03692

Morgan Stanley Variable Investment Series

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                    10036

    (Address of principal executive offices)              (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2013

Date of reporting period: March 28, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (44.2%)
$500	Bank of Montreal, (dated 03/14/13; proceeds $500,043; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 2.25% due 06/20/17; valued at $510,336) (Demand 04/04/13)	0.14	(a)%	04/05/13	$500,000
500	Bank of Montreal, (dated 03/08/13; proceeds $500,073; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% due 06/01/42; Federal National Mortgage Association 5.00% due 07/01/35; valued at $515,639) (Demand 04/04/13)	0.17	(a)	04/08/13	500,000
1,000	BNP Paribas Securities Corp., (dated 02/20/13; proceeds $1,000,704; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 5.00% due 11/01/23 - 02/01/41; valued at $1,030,000) (Demand 04/04/13)	0.17	(a)	07/19/13	1,000,000
1,000	BNP Paribas Securities Corp., (dated 01/08/13; proceeds $1,000,905; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.50% due 06/01/16; Federal National Mortgage Association 4.50% - 6.00% due 04/01/18 - 04/01/39; valued at $1,030,000) (Demand 04/04/13)	0.18	(a)	07/08/13	1,000,000
1,000	BNP Paribas Securities Corp., (dated 12/06/12; proceeds $1,001,006; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.01% - 6.00% due 08/01/25 - 08/01/42; Federal National Mortgage Association 2.55% due 07/01/32; valued at $1,030,000) (Demand 04/04/13)	0.20	(a)	06/05/13	1,000,000
1,500	BNP Paribas Securities Corp., (dated 10/24/12; proceeds $1,501,555; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.00% due 10/01/39; Federal National Mortgage Association 2.50% - 6.00% due 05/01/18 - 09/01/38; valued at $1,545,000) (Demand 04/04/13)	0.21	(a)	04/24/13	1,500,000
1,000	BNP Paribas Securities Corp., (dated 12/04/12; proceeds $1,001,031; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.00% due 07/01/15; Federal National Mortgage Association 4.00% - 6.00% due 11/01/21 - 08/01/37; valued at $1,030,000) (Demand 04/04/13)	0.21	(a)	06/03/13	1,000,000
12,697	BNP Paribas Securities Corp., (dated 03/28/13; proceeds $12,697,324; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.50% due 09/20/41; valued at $13,039,744)	0.23		04/01/13	12,697,000
4,000	Merrill Lynch Pierce Fenner & Smith, (dated 03/01/13; proceeds $4,004,133; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.88% due 01/31/17; valued at $4,080,071) (Demand 04/04/13)	0.20	(a)	09/03/13	4,000,000

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$15,000	Mizuho Securities USA, Inc., (dated 03/28/13; proceeds $15,000,500; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.50% due 09/20/41; valued at $15,547,210)	0.30%		04/01/13	$ 15,000,000

	Total Repurchase Agreements (Cost $38,197,000)				38,197,000

	Commercial Paper (17.9%)
	Food & Beverage (0.8%)
650	Coca-Cola Co. (b)	0.26–0.27		05/01/13–05/14/13	649,818

	International Banks (17.1%)
4,000	Credit Suisse NY	0.26		04/05/13	3,999,798
800	KFW International Finance, Inc. (b)	0.20		07/10/13	799,542
1,200	Nordea North America, Inc.	0.30–0.31		05/30/13–06/12/13	1,199,315
3,000	NRW Bank	0.17		04/04/13	2,999,917
700	Oversea Chinese Banking Corporation	0.22		07/22/13	699,508
1,500	Rabobank USA Financial Corp.	0.38		04/05/13	1,499,891
300	Sumitomo Mitsui Banking Corp. (b)	0.26		04/11/13	299,972
2,075	Svenska Handelsbanken AB (b)	0.25–0.30		05/01/13–07/05/13	2,073,971
800	UOB Funding LLC	0.22–0.23		05/20/13–07/16/13	799,549
400	Westpac Securities NZ Ltd. (b)	0.30		05/17/13	399,837

					14,771,300

	Total Commercial Paper (Cost $15,421,118)				15,421,118

	Certificates of Deposit (10.0%)
	Domestic Bank (2.7%)
2,300	Branch Banking & Trust Co.	0.14		04/05/13	2,300,000

	International Banks (7.3%)
700	Bank of Montreal	0.30		05/09/13–05/13/13	700,000
1,700	Skandin Ens Banken	0.25		05/02/13	1,700,000
2,950	Sumitomo Mitsui Banking Corp.	0.25–0.26		04/05/13–04/10/13	2,949,998
1,000	Svenska Handelsbanken AB	0.31		06/05/13	1,000,009

					6,350,007

	Total Certificates of Deposit (Cost $8,650,007)				8,650,007

		COUPON RATE (a)	DEMAND DATE (c)
	Floating Rate Notes (17.5%)
	International Banks
500	ASB Finance Ltd. (b)	0.01%	07/03/13	01/03/14	500,000
3,000	Bank of Nova Scotia	0.30–0.35	04/02/13–04/26/13	04/26/13–07/02/13	2,999,985
300	BNZ International Funding Ltd.	0.30	06/06/13	12/06/13	300,000
350	BNZ International Funding Ltd. (b)	0.30	06/09/13	12/09/13	350,000
3,500	National Australia Bank	0.29–0.30	04/11/13–05/09/13	08/09/13–10/11/13	3,500,000
1,000	Royal Bank of Canada	0.36	04/11/13	07/11/13	1,000,000
3,270	Toronto Dominion Bank	0.28–0.30	04/19/13–06/13/13	07/26/13–10/21/13	3,270,000
2,250	Westpac Banking Corp. (b)	0.29–0.35	04/03/13–05/28/13	04/03/13–08/27/13	2,249,974
1,000	Westpac Banking Corp.	0.31	04/09/13	10/09/13	1,000,000

	Total Floating Rate Notes (Cost $15,169,959)				15,169,959

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (c)	MATURITY DATE	VALUE
	Extendible Floating Rate Notes (5.8%)
	International Banks
$1,000	Bank of Nova Scotia	0.36%	04/30/13	01/31/19	$1,000,000
	(Extendible Maturity Date 04/30/14)
2,000	JP Morgan Chase Bank NA	0.36	06/07/13	03/07/19	2,000,000
	(Extendible Maturity Date 04/07/14)
1,000	Royal Bank of Canada	0.37	07/01/13	04/01/19	999,906
	(Extendible Maturity Date 04/01/14)
1,000	Wells Fargo Bank NA	0.34	04/20/13	03/20/19	1,000,000
	(Extendible Maturity Date 04/17/14)

	Total Extendible Floating Rate Notes (Cost $4,999,906)				4,999,906

	Tax-Exempt Instruments (5.2%)
	Weekly Variable Rate Bond (3.5%)
3,000	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E	0.14	04/04/13	10/01/48	3,000,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bond (1.7%)
1,500	California, Ser 2012-13 A-2 RANs, dtd 08/23/12	2.50%	0.43%	06/20/13	1,507,036

	Total Tax-Exempt Instruments (Cost $4,507,036)				4,507,036

	Total Investments (Cost $86,945,026) (d)			100.6%	86,945,026
	Liabilities in Excess of Other Assets			(0.6)	(499,591)

	Net Assets			100.0%	$86,445,435

RANs	Revenue Anticipation Notes.
¤	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Rate shown is the rate in effect at March 28, 2013.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (66.1%)
	Basic Materials (2.5%)
$190	ArcelorMittal (Luxembourg)	9.50%	02/15/15	$214,794
85	Ecolab, Inc.	1.00	08/09/15	85,274
115	Ecolab, Inc.	3.00	12/08/16	122,348
60	Freeport-McMoRan Copper & Gold, Inc. (a)	2.375	03/15/18	60,321
175	Goldcorp, Inc. (Canada)	2.125	03/15/18	175,779
260	Kinross Gold Corp. (Canada)	3.625	09/01/16	266,254
260	Xstrata Finance Canada Ltd. (Canada) (a)	1.80	10/23/15	263,119

				1,187,889

	Communications (5.2%)
250	Amazon.com, Inc.	1.20	11/29/17	248,986
375	AT&T, Inc.	2.50	08/15/15	389,725
300	Comcast Corp.	6.50	01/15/15	331,057
220	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.75	10/01/14	232,813
145	News America, Inc.	5.30	12/15/14	156,094
175	Time Warner Cable, Inc.	6.75	07/01/18	215,595
225	Verizon Communications, Inc.	1.10	11/01/17	221,721
350	Viacom, Inc.	4.375	09/15/14	368,152
275	Vodafone Group PLC (United Kingdom)	1.25	09/26/17	273,096

				2,437,239

	Consumer, Cyclical (3.0%)
305	Best Buy Co., Inc.	3.75	03/15/16	306,525
280	Daimler Finance North America LLC (a)	1.875	09/15/14	284,204
220	Home Depot, Inc.	5.40	03/01/16	249,272
430	Volkswagen International Finance N.V. (Germany) (a)	1.625	03/22/15	435,616
135	Wesfarmers Ltd. (Australia) (a)	2.983	05/18/16	142,354

				1,417,971

	Consumer, Non-Cyclical (13.1%)
255	AbbVie, Inc. (a)	1.20	11/06/15	257,145
265	AbbVie, Inc. (a)	1.75	11/06/17	268,518
80	Allergan, Inc.	1.35	03/15/18	80,383
250	Altria Group, Inc.	4.125	09/11/15	269,903
150	Amgen, Inc.	2.50	11/15/16	157,540
165	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.125	01/15/15	175,176
205	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	5.375	11/15/14	220,340
265	Bacardi Ltd. (Bermuda) (a)	7.45	04/01/14	282,351
200	BAT International Finance PLC (United Kingdom) (a)	1.40	06/05/15	202,487
260	Bunge Ltd. Finance Corp.	5.35	04/15/14	271,539
320	Cardinal Health, Inc.	1.70	03/15/18	319,392
430	Coca-Cola Co. (The)	0.75	03/13/15	432,402
100	Covidien International Finance SA	1.35	05/29/15	101,494
275	Diageo Capital PLC (United Kingdom)	1.50	05/11/17	279,070
210	Experian Finance PLC (United Kingdom) (a)	2.375	06/15/17	214,347
200	Express Scripts Holding Co.	2.75	11/21/14	206,080
120	General Mills, Inc.	0.875	01/29/16	120,488
350	Gilead Sciences, Inc.	3.05	12/01/16	374,956
75	Kellogg Co.	1.125	05/15/15	75,746
250	Kraft Foods Group, Inc.	2.25	06/05/17	259,613
225	Kroger Co. (The)	7.50	01/15/14	237,073
370	McKesson Corp.	3.25	03/01/16	396,818
175	PepsiCo, Inc.	0.75	03/05/15	175,648
250	Stryker Corp.	2.00	09/30/16	259,616
200	Takeda Pharmaceutical Co., Ltd. (Japan) (a)	1.031	03/17/15	201,826
85	UnitedHealth Group, Inc.	1.40	10/15/17	85,710

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$55	UnitedHealth Group, Inc.	2.75%	02/15/23	$54,370
240	WellPoint, Inc.	1.875	01/15/18	243,351

				6,223,382

	Diversified (0.4%)
200	LVMH Moet Hennessy Louis Vuitton SA (France) (a)	1.625	06/29/17	202,505

	Energy (3.1%)
115	Enterprise Products Operating LLC	1.25	08/13/15	115,908
225	Enterprise Products Operating LLC, Series O	9.75	01/31/14	241,794
380	Marathon Petroleum Corp.	3.50	03/01/16	406,293
275	Phillips 66	1.95	03/05/15	281,174
305	Spectra Energy Capital LLC	5.90	09/15/13	312,076
100	TransCanada PipeLines Ltd. (Canada)	0.875	03/02/15	100,482

				1,457,727

	Finance (32.2%)
265	ABB Treasury Center USA, Inc. (Switzerland) (a)	2.50	06/15/16	276,557
255	Abbey National Treasury Services PLC (United Kingdom)	2.875	04/25/14	259,530
110	Aflac, Inc.	3.45	08/15/15	116,951
475	American Express Co.	7.25	05/20/14	509,963
205	American Honda Finance Corp. (Japan) (a)	1.60	02/16/18	207,698
260	American International Group, Inc.	3.65	01/15/14	266,193
250	ANZ New Zealand Int’l Ltd. (New Zealand) (a)	1.125	03/24/16	250,409
325	Banco Bradesco SA (Brazil)	4.50	01/12/17	347,750
620	Bank of America Corp., Series 1	3.75	07/12/16	659,921
195	Bank of Montreal (Canada)	1.40	09/11/17	195,502
300	Barclays Bank PLC (United Kingdom)	5.20	07/10/14	316,356
315	BNP Paribas SA (France)	2.375	09/14/17	320,001
205	BP Capital Markets PLC (United Kingdom)	3.875	03/10/15	217,449
110	Canadian Imperial Bank of Commerce (Canada)	1.55	01/23/18	110,866
300	Capital One Financial Corp.	7.375	05/23/14	322,131
405	Citigroup, Inc. (b)	4.45	01/10/17	446,269
250	Commonwealth Bank of Australia (Australia)	1.95	03/16/15	256,045
115	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.375	01/19/17	123,231
250	Credit Agricole SA (France) (a)	3.00	10/01/17	259,275
340	Credit Suisse (Switzerland)	5.50	05/01/14	357,790
250	Discover Bank	2.00	02/21/18	251,042
205	DNB Bank ASA (Norway) (a)	3.20	04/03/17	217,333
635	General Electric Capital Corp. (c)	1.625	04/02/18	633,030
300	Genworth Life Institutional Funding Trust (a)	5.875	05/03/13	301,275
325	Goldman Sachs Group, Inc. (The)	2.375	01/22/18	329,803
350	HSBC Finance Corp.	5.25	04/15/15	377,718
255	Hyundai Capital America (a)	2.125	10/02/17	257,352
200	ING Bank N.V. (Netherlands) (a)	3.75	03/07/17	213,321
125	ING US, Inc. (Netherlands) (a)	2.90	02/15/18	126,931
200	Intesa Sanpaolo SpA (Italy)	3.875	01/16/18	193,598
425	JPMorgan Chase & Co.	1.875	03/20/15	433,290
135	JPMorgan Chase & Co.	3.15	07/05/16	143,250
245	Korea Development Bank (The) (Korea, Republic of)	1.50	01/22/18	242,076
230	Macquarie Group Ltd. (Australia) (a)	7.30	08/01/14	246,501
275	Metropolitan Life Global Funding I (a)(d)	1.50	01/10/18	276,516
230	Mizuho Corporate Bank Ltd. (Japan) (a)	1.85	03/21/18	230,871
350	Monumental Global Funding III (a)	5.25	01/15/14	361,928
250	National Australia Bank Ltd. (Australia)	2.00	03/09/15	256,371
270	Nationwide Building Society (United Kingdom) (a)	4.65	02/25/15	286,031
200	Nordea Bank AB (Sweden) (a)	2.25	03/20/15	205,715
250	PNC Bank NA	0.80	01/28/16	250,146
250	Principal Financial Group, Inc.	1.85	11/15/17	252,881
320	Prudential Financial, Inc., MTN	4.75	09/17/15	348,832

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$170	Royal Bank of Scotland Group PLC (United Kingdom)	2.55%		09/18/15	$174,828
40	Santander Holdings USA, Inc.	3.00		09/24/15	41,038
200	Skandinaviska Enskilda Banken AB (Sweden) (a)	1.75		03/19/18	200,136
300	Standard Chartered PLC (United Kingdom) (a)	3.85		04/27/15	317,337
200	Swedbank AB (Sweden) (a)	1.75		03/12/18	199,447
250	Toyota Motor Credit Corp. (Japan)	0.875		07/17/15	251,725
365	UBS AG (Switzerland)	3.875		01/15/15	385,493
330	US Bancorp	2.20		11/15/16	344,652
470	Wells Fargo & Co.	3.676		06/15/16	508,603
390	Westpac Banking Corp. (Australia)	0.95		01/12/16	391,719
200	Westpac Banking Corp. (Australia) (a)	1.375		07/17/15	203,255

					15,273,931

	Industrials (1.7%)
200	BAA Funding Ltd. (United Kingdom) (a)	2.50		06/25/15	206,050
90	Danaher Corp.	1.30		06/23/14	90,963
50	Precision Castparts Corp.	0.70		12/20/15	50,133
215	Turlock Corp. (a)	1.50		11/02/17	215,855
250	Waste Management, Inc.	2.60		09/01/16	262,270

					825,271

	Technology (1.7%)
160	Applied Materials, Inc.	2.65		06/15/16	168,453
110	Hewlett-Packard Co.	3.30		12/09/16	114,657
200	Intel Corp.	1.35		12/15/17	200,909
300	TSMC Global Ltd. (Taiwan) (a)(c)	1.625		04/03/18	301,134

					785,153

	Utilities (3.2%)
300	Commonwealth Edison Co.	1.625		01/15/14	302,741
350	Enel Finance International N.V. (Italy) (a)	3.875		10/07/14	359,873
215	FirstEnergy Solutions Corp.	4.80		02/15/15	231,857
225	GDF Suez (France) (a)	1.625		10/10/17	226,409
125	Georgia Power Co.	0.75		08/10/15	125,522
265	NextEra Energy Capital Holdings, Inc.	5.35		06/15/13	267,545

					1,513,947

	Total Corporate Bonds (Cost $31,023,994)				31,325,015

	U.S. Treasury Securities (13.1%)
	U.S. Treasury Notes
970	................................	0.375		01/15/16	971,137
1,110	................................	0.875		04/30/17	1,123,442
408	................................	1.25		10/31/15	417,786
698	................................	1.625		11/15/22	685,730
2,825	................................	2.25		03/31/16	2,984,347

	Total U.S. Treasury Securities (Cost $6,182,594)				6,182,442

	Asset-Backed Securities (11.4%)
200	Ally Auto Receivables Trust, Series 2012-SN1	0.57		08/20/15	200,173
	Ally Master Owner Trust
200	................................	2.15		01/15/16	202,539
225	(a)................................	2.88		04/15/15	225,236
800	American Express Credit Account Master Trust	1.453	(e)	03/15/17	813,309
	CarMax Auto Owner Trust
180	................................	0.52		07/17/17	180,076
125	................................	1.29		09/15/15	125,323
	Chase Issuance Trust
425	................................	0.54		10/16/17	424,523
573	................................	0.59		08/15/17	572,317
112	CNH Equipment Trust	1.17		05/15/15	112,107
	Ford Credit Auto Lease Trust
115	................................	0.57		09/15/15	115,090
210	................................	0.60		03/15/16	210,019
375	Ford Credit Floorplan Master Owner Trust (a)	4.20		02/15/17	399,986

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	GE Dealer Floorplan Master Note Trust
$275	................................	0.693	(e)%	06/20/17	$276,379
330	................................	0.803	(e)	07/20/16	332,183
105	Harley-Davidson Motorcycle Trust, Series 2010-1	1.16		02/15/15	105,127
218	Hyundai Auto Lease Securitization Trust, Series 2011-A (a)	1.02		08/15/14	218,543
70	Hyundai Auto Receivables Trust, Series 2010-A A3	1.50		10/15/14	69,729
91	MMCA Auto Owner Trust 2011-A (a)	1.22		01/15/15	90,850
	North Carolina State Education Assistance Authority
95	................................	0.751	(e)	01/25/21	95,077
225	................................	1.101	(e)	07/25/25	227,221
100	Panhandle-Plains Higher Education Authority, Inc.	1.234	(e)	07/01/24	101,228
235	Volvo Financial Equipment LLC (a)	0.74		03/15/17	234,953
60	World Omni Automobile Lease Securitization Trust	0.93		11/16/15	60,306

	Total Asset-Backed Securities (Cost $5,348,520)				5,392,294

	Agency Adjustable Rate Mortgages (3.7%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
65	................................	2.748		07/01/36	69,552
198	................................	2.795		07/01/38	210,966
52	................................	2.933		01/01/38	55,610
	Federal National Mortgage Association,
	Conventional Pools:
221	................................	2.341		05/01/35	235,649
262	................................	2.757		09/01/38	280,573
398	................................	2.817		04/01/38	426,790
292	................................	2.984		10/01/39	312,764
	Government National Mortgage Association,
	Various Pools:
76	................................	3.00		11/20/39	79,580
91	................................	4.00		02/20/40	96,087

	Total Agency Adjustable Rate Mortgages (Cost $1,765,053)				1,767,571

	Collateralized Mortgage Obligations - Agency Collateral Series (1.9%)
	Federal Home Loan Mortgage Corporation
245	................................	1.426		08/25/17	250,035
237	REMIC	7.50		09/15/29	279,635
	Federal National Mortgage Association
125	................................	0.953		11/25/15	126,270
250	................................	1.083		02/25/16	253,038

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $882,465)				908,978

	Municipal Bond (0.6%)
300	New Jersey Economic Development Authority (Cost $300,000)	1.28	(e)	06/15/13	300,114

	Agency Fixed Rate Mortgages (0.6%)
	Federal National Mortgage Association,
	Conventional Pools:
133	................................	6.50		01/01/32–11/01/33	152,748
112	................................	7.00		08/01/29–06/01/32	133,597

	Total Agency Fixed Rate Mortgages (Cost $255,831)				286,345

	Sovereign (0.4%)
200	Qatar Government International Bond (Qatar) (Cost $211,500) (a)	4.00		01/20/15	211,300

	Commercial Mortgage-Backed Security (0.2%)
100	Citigroup Commercial Mortgage Trust (Cost $102,497) (b)	2.11		01/12/18	102,704

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (3.6%)
	U.S. Treasury Security (0.2%)
$ 75	U.S. Treasury Bill (Cost $74,967) (f)(g)	0.121%	08/08/13	$74,977

NUMBER OF SHARES (000)
	Investment Company (3.4%)
1,593	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $1,593,458)			1,593,458

	Total Short-Term Investments (Cost $1,668,425)			1,668,435

	Total Investments (Cost $47,740,879) (i)(j)		101.6%	48,145,198
	Liabilities in Excess of Other Assets		(1.6)	(765,485)

	Net Assets		100.0%	$47,379,713

MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
¤	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

For the three months ended March 28, 2013, the cost of purchases of Citigroup, Inc., Corporate Bond and Commercial Mortgage-Backed Security, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $102,497.

(c)	When-issued security.
(d)

For the three months ended March 28, 2013, the cost of purchases and the proceeds from sales of MetLife, Inc, Corporate Bonds, and its affiliated broker-dealers, which may be deemed affiliates of the Fund under the Investment Company Act of 1940, was $273,564 and $534,465, respectively, including net realized losses of $8,018.

(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 28, 2013.
(f)	Rate shown is the yield to maturity at March 28, 2013.
(g)	All or a portion of this security has been physically segregated in connection with open futures contracts.
(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(i)	Securities are available for collateral in connection with purchase of when-issued securities, open futures contracts and swap agreements.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

Futures Contracts Open at March 28, 2013:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
53	Long	U.S. Treasury 5 yr. Note, Jun-13	$6,574,898	$5,262
16	Long	U.S. Treasury 2 yr. Note, Jun-13	3,527,250	94
9	Long	U.S. Treasury 10 yr. Note, Jun-13	1,187,859	4,078
6	Long	U.S. Treasury 30 yr. Bond, Jun-13	866,813	2,113

		Total Unrealized Appreciation		$11,547

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

Credit Default Swap Agreements Open at March 28, 2013:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION† (unaudited)
Barclays Bank
Alcoa, Inc.	Buy	$250	1.00%	6/20/18	$1,047	$22,458	$23,505	BBB-
Barclays Bank
Devon Energy Corporation	Buy	250	1.00	6/20/18	(376)	3,943	3,567	BBB+
Barclays Bank
Transocean, Inc.	Buy	250	1.00	6/20/18	(260)	10,814	10,554	BBB-
JPMorgan Chase
CDX.NA.IG.20	Sell	600	1.00	6/20/18	(406)	3,314	2,908	NR
JPMorgan Chase
Kohl’s Corporation	Buy	250	1.00	6/20/18	(429)	14,208	13,779	BBB+

Total Credit Default Swaps		$1,600			$(424)	$54,737	$54,313

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

Interest Rate Swap Agreements Open at March 28, 2013:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	$660	3 Month LIBOR	Receive	2.10	02/05/23	$(9,146)
Barclays Capital	1,060	3 Month LIBOR	Receive	0.81	09/24/17	491
Credit Suisse	1,590	3 Month LIBOR	Receive	0.82	09/13/17	(489)
Deutsche Bank	2,760	3 Month LIBOR	Receive	0.82	07/24/17	(7,085)
Goldman Sachs	1,050	3 Month LIBOR	Receive	2.09	02/15/23	(12,473)
Royal Bank of Canada	1,060	3 Month LIBOR	Receive	2.06	02/06/23	(9,997)

		Net Unrealized Depreciation				$(38,699)

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
†	Credit rating as issued by Standard & Poor’s.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (95.2%)
	Basic Materials (5.7%)
$333	Allegheny Technologies, Inc.	4.25%	06/01/14	$358,599
545	ArcelorMittal (Luxembourg)	10.35	06/01/19	689,044
EUR 811	ArcelorMittal, Series MT (Luxembourg)	7.25	04/01/14	220,685
$745	CF Industries, Inc.	6.875	05/01/18	893,602
390	Eldorado Gold Corp. (Canada) (a)	6.125	12/15/20	406,575
420	Freeport-McMoRan Copper & Gold, Inc. (a)	2.375	03/15/18	422,245
350	Freeport-McMoRan Copper & Gold, Inc. (a)	3.875	03/15/23	351,718
595	Georgia-Pacific LLC	8.875	05/15/31	891,387
203	Goldcorp, Inc. (Canada)	2.00	08/01/14	212,262
890	Goldcorp, Inc. (Canada)	3.70	03/15/23	895,602
535	Incitec Pivot Ltd. (Australia) (a)	4.00	12/07/15	560,693
580	Kinross Gold Corp. (Canada)	5.125	09/01/21	607,199
545	Lubrizol Corp.	8.875	02/01/19	755,571
1,000	MeadWestvaco Corp.	7.375	09/01/19	1,218,840
550	NewMarket Corp. (a)	4.10	12/15/22	559,502
290	Syngenta Finance N.V. (Switzerland)	4.375	03/28/42	303,199
341	United States Steel Corp.	4.00	05/15/14	356,558
195	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	222,467
210	Vale Overseas Ltd. (Brazil)	6.875	11/10/39	240,514

				10,166,262

	Communications (9.9%)
1,100	AT&T, Inc.	5.35	09/01/40	1,181,988
875	AT&T, Inc.	6.30	01/15/38	1,053,165
575	British Sky Broadcasting Group PLC (United Kingdom) (a)	3.125	11/26/22	574,557
310	Cablevision Systems Corp.	7.75	04/15/18	349,137
450	CC Holdings GS V LLC (a)	3.849	04/15/23	454,297
920	Comcast Corp.	6.40	05/15/38	1,161,046
195	CSC Holdings LLC	6.75	11/15/21	219,619
300	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	425,893
825	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	3.80	03/15/22	844,886
250	Discovery Communications LLC	3.25	04/01/23	254,189
350	MDC Partners, Inc. (Canada) (a)	6.75	04/01/20	355,250
505	MetroPCS Wireless, Inc. (a)	6.25	04/01/21	515,731
225	NBC Universal Media LLC	2.875	01/15/23	223,493
1,045	NBC Universal Media LLC	4.375	04/01/21	1,177,790
200	News America, Inc.	6.40	12/15/35	242,519
700	Omnicom Group, Inc.	3.625	05/01/22	716,933
263	Priceline.com, Inc.	1.00	03/15/18	291,108
900	Qtel International Finance Ltd. (Qatar) (a)	3.25	02/21/23	885,375
260	Qwest Corp.	6.875	09/15/33	259,735
357	RF Micro Devices, Inc.	1.00	04/15/14	362,801
320	SK Telecom Co., Ltd. (Korea, Republic of) (a)	2.125	05/01/18	321,873
505	Telecom Italia Capital SA (Italy)	7.175	06/18/19	576,868
375	Telefonaktiebolaget LM Ericsson (Sweden)	4.125	05/15/22	390,647
580	Telefonica Europe BV (Spain)	8.25	09/15/30	689,228
490	Time Warner Cable, Inc.	4.50	09/15/42	447,160
1,200	Time Warner Cable, Inc.	6.75	07/01/18	1,478,365
760	Time Warner, Inc.	7.70	05/01/32	1,038,621
785	Verizon Communications, Inc.	3.85	11/01/42	681,762
450	WPP Finance 2010 (United Kingdom)	3.625	09/07/22	448,602

				17,622,638

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Consumer, Cyclical (4.9%)
$425	American Airlines 2013-1 Class A Pass-Through Trust (a)	4.00%	07/15/25	$432,172
715	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00	06/15/19	787,394
395	Daimler Finance North America LLC (Germany)	8.50	01/18/31	613,289
425	Exide Technologies	8.625	02/01/18	367,094
235	Ford Motor Co.	4.75	01/15/43	219,890
925	Gap, Inc. (The)	5.95	04/12/21	1,059,101
333	Iconix Brand Group, Inc. (a)	2.50	06/01/16	371,503
208	International Game Technology	3.25	05/01/14	224,770
445	Macy’s Retail Holdings, Inc.	3.875	01/15/22	470,203
575	QVC, Inc. (a)	4.375	03/15/23	582,453
565	Volkswagen International Finance N.V. (Germany) (a)	2.375	03/22/17	586,274
745	Wesfarmers Ltd. (Australia) (a)	1.874	03/20/18	752,295
780	Wyndham Worldwide Corp.	4.25	03/01/22	818,392
265	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75	08/15/20	298,456
840	Yum! Brands, Inc.	6.875	11/15/37	1,099,614

				8,682,900

	Consumer, Non-Cyclical (10.8%)
1,200	AbbVie, Inc. (a)	2.90	11/06/22	1,203,583
450	Actavis, Inc.	3.25	10/01/22	457,067
765	Aetna, Inc.	2.75	11/15/22	750,115
400	Albea Beauty Holdings SA (a)	8.375	11/01/19	428,000
1,720	Amgen, Inc.	3.875	11/15/21	1,880,700
340	ARAMARK Corp. (a)	5.75	03/15/20	349,350
795	Boston Scientific Corp.	6.00	01/15/20	930,569
720	Cardinal Health, Inc.	3.20	03/15/23	717,902
720	Cigna Corp.	5.375	02/15/42	817,197
290	ConAgra Foods, Inc.	3.20	01/25/23	289,652
275	ConAgra Foods, Inc.	4.65	01/25/43	274,762
350	ESAL GmbH (Brazil) (a)	6.25	02/05/23	353,500
690	Express Scripts Holding Co.	2.65	02/15/17	723,411
490	Grupo Bimbo SAB de CV (Mexico) (a)	4.875	06/30/20	555,333
400	Healthcare Trust of America Holdings LP (a)	3.70	04/15/23	400,524
279	Jarden Corp. (a)	1.875	09/15/18	319,281
450	Kraft Foods Group, Inc.	6.875	01/26/39	595,021
635	Life Technologies Corp.	6.00	03/01/20	713,454
500	PepsiCo, Inc.	2.75	03/05/22	510,579
321	PHH Corp.	4.00	09/01/14	354,504
600	Philip Morris International, Inc.	4.50	03/20/42	619,253
455	RR Donnelley & Sons Co.	7.875	03/15/21	476,613
550	SABMiller Holdings, Inc. (a)	3.75	01/15/22	589,798
305	SABMiller Holdings, Inc. (a)	4.95	01/15/42	337,805
342	Salix Pharmaceuticals Ltd. (a)	1.50	03/15/19	364,444
800	Sigma Alimentos SA de CV (Mexico) (a)	5.625	04/14/18	908,000
260	Smithfield Foods, Inc.	4.00	06/30/13	306,150
230	Teva Pharmaceutical Finance Co. BV (Israel)	2.95	12/18/22	231,077
665	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	709,004
330	UnitedHealth Group, Inc.	1.40	10/15/17	332,757
205	UnitedHealth Group, Inc.	2.75	02/15/23	202,652
630	Verisk Analytics, Inc.	5.80	05/01/21	728,102
280	Vertex Pharmaceuticals, Inc.	3.35	10/01/15	336,525
281	WellPoint, Inc. (a)	2.75	10/15/42	308,398

				19,075,082

	Energy (7.9%)
160	Access Midstream Partners LP/ACMP Finance Corp.	4.875	05/15/23	158,200
1,075	BP Capital Markets PLC (United Kingdom)	3.245	05/06/22	1,112,796
450	Canadian Natural Resources Ltd. (Canada)	6.25	03/15/38	547,665
225	Canadian Oil Sands Ltd. (Canada) (a)	6.00	04/01/42	257,170
550	Canadian Oil Sands Ltd. (Canada) (a)	7.75	05/15/19	694,134
420	Continental Resources, Inc.	7.125	04/01/21	477,750
600	DCP Midstream Operating LP	3.875	03/15/23	604,482

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$425	Energy Transfer Partners LP	3.60%		02/01/23	$423,795
275	Enterprise Products Operating LLC	5.25		01/31/20	322,472
850	Enterprise Products Operating LLC	5.95		02/01/41	988,304
395	FMC Technologies, Inc.	3.45		10/01/22	401,780
200	Lukoil International Finance BV (Russia)	2.625		06/16/15	222,100
225	Marathon Petroleum Corp.	5.125		03/01/21	262,859
375	Marathon Petroleum Corp.	6.50		03/01/41	467,923
555	Murphy Oil Corp.	3.70		12/01/22	540,267
500	Nexen, Inc. (Canada)	6.40		05/15/37	648,124
650	Phillips 66	4.30		04/01/22	714,888
675	Pioneer Natural Resources Co.	3.95		07/15/22	706,123
670	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	846,022
675	Plains All American Pipeline LP/PAA Finance Corp.	8.75		05/01/19	915,580
355	Sinopec Group Overseas Development 2012 Ltd. (China) (a)(b)	2.75		05/17/17	371,023
225	Spectra Energy Capital LLC	8.00		10/01/19	297,175
170	Tesoro Corp.	5.375		10/01/22	178,075
700	Valero Energy Corp.	6.125		02/01/20	851,765
875	Weatherford International Ltd.	4.50		04/15/22	902,968

					13,913,440

	Finance (39.8%)
EUR 200	Aabar Investments PJSC (Germany)	4.00		05/27/16	268,420
$390	ABB Treasury Center USA, Inc. (Switzerland) (a)	4.00		06/15/21	428,271
1,005	ABN Amro Bank N.V. (Netherlands) (a)	4.25		02/02/17	1,097,169
1,125	Aegon N.V. (Netherlands)	4.625		12/01/15	1,225,572
264	Affiliated Managers Group, Inc.	3.95		08/15/38	328,680
475	Alexandria Real Estate Equities, Inc.	4.60		04/01/22	512,822
650	Ally Financial, Inc.	5.50		02/15/17	706,205
325	American Campus Communities Operating Partnership LP (c)	3.75		04/15/23	327,552
1,285	American Financial Group, Inc.	9.875		06/15/19	1,745,615
720	American International Group, Inc.	6.40		12/15/20	893,084
350	American International Group, Inc.	8.25		08/15/18	454,456
625	American Tower Corp.	3.50		01/31/23	621,159
175	Ares Capital Corp.	5.75		02/01/16	190,531
825	Banco de Credito del Peru (Peru) (a)	6.125	(d)	04/24/27	891,000
1,930	Barclays Bank PLC (United Kingdom) (a)	6.05		12/04/17	2,160,054
800	BBVA Bancomer SA (Mexico) (a)	6.50		03/10/21	912,000
610	Bear Stearns Cos. LLC (The)	5.55		01/22/17	696,838
300	Billion Express Investments Ltd. (China) (b)	0.75		10/18/15	308,025
540	BNP Paribas SA (France)	5.00		01/15/21	609,888
490	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17	553,483
936	Capital One Bank, USA NA	3.375		02/15/23	928,762
1,735	Citigroup, Inc. (e)	5.875		05/29/37	2,059,723
700	CNA Financial Corp.	7.35		11/15/19	887,251
260	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) (a)	11.00	(d)	06/30/19(f)	349,916
415	Credit Suisse (Switzerland)	5.40		01/14/20	465,825
280	Credit Suisse (Switzerland)	6.00		02/15/18	324,913
800	Dexus Diversified Trust/Dexus Office Trust (Australia) (a)	5.60		03/15/21	896,010
425	Discover Bank	7.00		04/15/20	529,808
715	Discover Financial Services	3.85		11/21/22	737,420
1,060	Ford Motor Credit Co., LLC	4.207		04/15/16	1,129,191
600	Ford Motor Credit Co., LLC	5.00		05/15/18	662,346
400	Ford Motor Credit Co., LLC	5.875		08/02/21	458,340
2,295	General Electric Capital Corp.	3.15		09/07/22	2,284,948
545	General Electric Capital Corp.	5.30		02/11/21	625,796
1,650	General Electric Capital Corp., Series G	6.00		08/07/19	2,005,920
620	Genworth Financial, Inc.	7.70		06/15/20	736,232
4,415	Goldman Sachs Group, Inc. (The)	2.375		01/22/18	4,480,249

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$900	Goldman Sachs Group, Inc. (The)	6.75%		10/01/37	$1,011,712
950	Goodman Funding Pty Ltd. (Australia) (a)	6.375		04/15/21	1,106,606
550	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	676,384
600	Hartford Financial Services Group, Inc.	5.50		03/30/20	700,810
1,675	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	1,870,087
300	Host Hotels & Resorts LP, Series D	3.75		10/15/23	301,923
485	HSBC Finance Corp.	6.676		01/15/21	574,812
440	HSBC Holdings PLC (United Kingdom)	4.00		03/30/22	474,307
705	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	867,142
575	ING Bank N.V. (Netherlands) (a)	3.75		03/07/17	613,298
600	ING US, Inc. (a)	5.50		07/15/22	665,057
935	Intesa Sanpaolo SpA (Italy)	3.875		01/16/18	905,072
310	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	316,975
3,245	JPMorgan Chase & Co.	4.50		01/24/22	3,562,786
550	Kilroy Realty LP	3.80		01/15/23	564,439
275	Lincoln National Corp.	7.00		06/15/40	363,517
705	Macquarie Group Ltd. (Australia) (a)	6.00		01/14/20	774,541
625	Markel Corp.	3.625		03/30/23	628,679
555	Merrill Lynch & Co., Inc.	7.75		05/14/38	742,064
3,625	Merrill Lynch & Co., Inc., MTN	6.875		04/25/18	4,380,240
600	Metlife Capital Trust IV (a)(e)	7.875		12/15/37	757,500
830	Mizuho Corporate Bank Ltd. (Japan) (a)	1.85		03/21/18	833,142
1,315	Nationwide Building Society (United Kingdom) (a)	6.25		02/25/20	1,541,434
525	Nationwide Financial Services, Inc. (a)	5.375		03/25/21	581,099
1,100	Nordea Bank AB (Sweden) (a)	4.875		05/13/21	1,192,702
370	Platinum Underwriters Finance, Inc., Series B	7.50		06/01/17	415,691
1,035	Post Apartment Homes LP	3.375		12/01/22	1,047,582
350	Principal Financial Group, Inc.	1.85		11/15/17	354,033
425	Principal Financial Group, Inc.	8.875		05/15/19	578,927
925	Protective Life Corp.	7.375		10/15/19	1,136,950
675	Prudential Financial, Inc.	5.625	(d)	06/15/43	702,000
135	Prudential Financial, Inc., MTN	6.625		12/01/37	170,267
775	QBE Capital Funding III Ltd. (Australia) (a)	7.25	(d)	05/24/41	815,002
575	Realty Income Corp.	3.25		10/15/22	564,160
195	Santander Holdings USA, Inc.	3.00		09/24/15	200,061
360	Santander Holdings USA, Inc. (Spain)	4.625		04/19/16	385,249
700	Santander US Debt SAU (Spain) (a)	3.724		01/20/15	707,915
495	SLM Corp., MTN	8.00		03/25/20	576,056
775	Societe Generale SA (France) (a)	5.20		04/15/21	867,478
510	Standard Chartered PLC (United Kingdom) (a)	3.95		01/11/23	508,951
250	Wachovia Bank NA	6.60		01/15/38	332,241
575	Weingarten Realty Investors	3.375		10/15/22	572,262

					70,434,627

	Industrials (7.7%)
522	Anixter, Inc.	5.625		05/01/19	557,235
540	Ball Corp.	7.375		09/01/19	600,750
500	Bemis Co., Inc.	4.50		10/15/21	543,794
505	Bombardier, Inc. (Canada) (a)	7.75		03/15/20	583,275
1,000	Burlington Northern Santa Fe LLC	3.05		03/15/22	1,024,331
480	CRH America, Inc.	8.125		07/15/18	597,208
255	Deere & Co.	3.90		06/09/42	253,010
675	Eaton Corp. (a)	2.75		11/02/22	672,512
248	General Cable Corp.	4.50		11/15/29	310,310
1,060	Heathrow Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	1,184,566
545	Holcim US Finance Sarl & Cie SCS (Switzerland) (a)	6.00		12/30/19	637,568
950	Koninklijke Philips Electronics N.V. (Netherlands)	3.75		03/15/22	1,017,575
915	L-3 Communications Corp.	4.95		02/15/21	1,024,604
445	Lafarge SA (France) (a)	6.20		07/09/15	478,375
510	MasTec, Inc.	4.875		03/15/23	506,175
630	Odebrecht Finance Ltd. (Brazil) (a)	6.00		04/05/23	708,750
900	Schneider Electric SA (France) (a)	2.95		09/27/22	910,873
135	Sonoco Products Co.	4.375		11/01/21	146,682

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$470	Sonoco Products Co.	5.75%	11/01/40	$537,459
269	Trinity Industries, Inc.	3.875	06/01/36	323,977
525	United Technologies Corp.	4.50	06/01/42	561,908
525	Waste Management, Inc.	2.90	09/15/22	520,532

				13,701,469

	Technology (3.2%)
245	CACI International, Inc.	2.125	05/01/14	279,759
235	Hewlett-Packard Co.	2.60	09/15/17	237,070
495	Hewlett-Packard Co.	4.65	12/09/21	514,182
775	Intel Corp.	2.70	12/15/22	769,481
234	Intel Corp.	2.95	12/15/35	248,918
475	International Business Machines Corp.	1.875	05/15/19	488,179
255	Lam Research Corp.	1.25	05/15/18	273,328
185	Microsoft Corp. (a)	0.00	06/15/13	185,347
400	NetApp, Inc.	2.00	12/15/17	402,684
264	Nuance Communications, Inc.	2.75	11/01/31	274,065
1,175	Oracle Corp.	1.20	10/15/17	1,177,586
276	SanDisk Corp.	1.50	08/15/17	357,075
355	Take-Two Interactive Software, Inc.	1.75	12/01/16	409,359

				5,617,033

	Utilities (5.3%)
775	Boston Gas Co. (a)	4.487	02/15/42	813,972
530	CEZ AS (Czech Republic) (a)	4.25	04/03/22	564,413
495	CMS Energy Corp.	5.05	03/15/22	572,268
280	CMS Energy Corp.	6.25	02/01/20	342,813
730	Consolidated Edison Co. of New York, Inc.	6.65	04/01/19	930,807
750	EDP Finance BV (Portugal) (a)	4.90	10/01/19	757,500
675	Enel Finance International N.V. (Italy) (a)	5.125	10/07/19	717,133
1,400	Exelon Generation Co., LLC	4.00	10/01/20	1,480,420
575	Iberdrola Finance Ireland Ltd. (Spain) (a)	5.00	09/11/19	612,672
900	PPL WEM Holdings PLC (a)	3.90	05/01/16	951,366
590	Puget Energy, Inc.	6.50	12/15/20	686,709
870	TransAlta Corp. (Canada)	4.50	11/15/22	884,644

				9,314,717

	Total Corporate Bonds (Cost $155,766,870)			168,528,168

	Asset-Backed Securities (0.7%)
	CVS Pass-Through Trust
983	................................	6.036	12/10/28	1,156,585
112	(a)................................	8.353	07/10/31	152,293

	Total Asset-Backed Securities (Cost $1,095,412)			1,308,878

	Municipal Bond (0.4%)
600	State of California, General Obligation Bonds (Cost $603,036)	5.95	04/01/16	686,454

	Agency Fixed Rate Mortgage (0.0%)
1	Federal Home Loan Mortgage Corporation, Gold Pool (Cost $1,382)	6.50	12/01/28	1,560

NUMBER OF SHARES
	Convertible Preferred Stocks (0.8%)
	Automobiles (0.1%)
4,208	General Motors Co., Series B			180,691

	Diversified Financial Services (0.2%)
306	Bank of America Corp., Series L			372,757

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

NUMBER OF SHARES				VALUE
	Electric Utilities (0.3%)
4,950	NextEra Energy, Inc.			$286,357
4,350	PPL Corp.			242,513

				528,870

	Oil, Gas & Consumable Fuels (0.2%)
5,855	Apache Corp., Series D			260,782

	Total Convertible Preferred Stocks (Cost $1,272,176)			1,343,100

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE
	Short-Term Investments (1.7%)
	U.S. Treasury Security (0.2%)
$ 350	U.S. Treasury Bill (Cost $349,847) (g)(h)	0.121%	08/08/13	349,894

NUMBER OF SHARES (000)
	Investment Company (1.5%)
2,646	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $2,645,878)			2,645,878

	Total Short-Term Investments (Cost $2,995,725)			2,995,772

	Total Investments (Cost $161,734,601) (j)(k)		98.8%	174,863,932
	Other Assets in Excess of Liabilities		1.2	2,169,791

	Net Assets		100.0%	$177,033,723

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
¤	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Security trades on the Hong Kong exchange.
(c)	When-issued security.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 28, 2013.
(e)

For the three months ended March 28, 2013, there were no transactions in Citigroup, Inc. & Metlife Capital Trust IV, Corporate Bonds, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(f)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at March 28, 2013.

(g)	Rate shown is the yield to maturity at March 28, 2013.
(h)	All or a portion of this security has been physically segregated in connection with open futures contracts.
(i)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(j)	Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency exchange contracts, futures contracts and swap agreements.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

Foreign Currency Exchange Contracts Open at March 28, 2013:

COUNTERPARTY	CONTRACTS TO DELIVER	IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank	$ 508,636	EUR 396,597	04/02/13	$(257)
UBS AG	EUR 396,597	$ 530,197	04/02/13	21,818
JPMorgan Chase Bank	EUR 396,597	$ 508,733	05/02/13	259

	Net Unrealized Appreciation			$21,820

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

Futures Contracts Open at March 28, 2013:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
155	Long	U.S. Treasury 2 yr. Note, Jun-13	$34,170,235	$(1,478)
148	Long	U.S. Treasury 5 yr. Note, Jun-13	18,360,094	13,649
71	Long	U.S. Treasury Ultra Long Bond, Jun-13	11,189,156	(68,223)
7	Long	U.S. Treasury 30 yr. Bond, Jun-13	1,011,281	13,031
232	Short	U.S. Treasury 10 yr. Note, Jun-13	(30,620,375)	(155,031)

		Net Unrealized Depreciation		$(198,052)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

Credit Default Swap Agreements Open at March 28, 2013:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION† (unaudited)
Barclays Bank
Alcoa, Inc.	Buy	$850	1.00%	6/20/18	$3,506	$76,358	$79,864	BBB-
Barclays Bank
Devon Energy Corporation	Buy	900	1.00	6/20/18	(1,355)	14,194	12,839	BBB+
Barclays Bank
Transocean, Inc.	Buy	925	1.00	6/20/18	(963)	40,010	39,047	BBB-
JPMorgan Chase
CDX.NA.IG.20	Sell	4,000	1.00	6/20/18	(2,706)	22,093	19,387	NR
JPMorgan Chase
Kohl’s Corporation	Buy	950	1.00	6/20/18	(1,630)	53,992	52,362	BBB+

Total Credit Default Swaps		$7,625			$(3,148)	$206,647	$203,499

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

Interest Rate Swap Agreements Open at March 28, 2013:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	$2,000	3 Month LIBOR	Receive	2.04%	02/13/23	$(14,402)
Barclays Capital	3,870	3 Month LIBOR	Receive	0.81	09/24/17	1,794
Credit Suisse	5,820	3 Month LIBOR	Receive	0.82	09/13/17	(1,791)
Deutsche Bank	9,834	3 Month LIBOR	Receive	0.82	07/24/17	(25,245)
Goldman Sachs	2,200	3 Month LIBOR	Receive	2.42	03/22/22	(110,605)
JPMorgan Chase	1,069	3 Month LIBOR	Receive	2.43	03/22/22	(55,161)
JPMorgan Chase	3,960	3 Month LIBOR	Receive	2.09	02/15/23	(47,040)
Royal Bank of Canada	2,000	3 Month LIBOR	Receive	2.06	02/06/23	(18,862)

		Net Unrealized Depreciation				$(271,312)

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
†	Credit rating as issued by Standard & Poor’s.

Currency Abbreviations
EUR	Euro.

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤

NUMBER OF SHARES		VALUE
	Common Stocks (97.5%)
	Australia (5.2%)
	Airports
237,342	Sydney Airport	$ 810,517

	Diversified
221,026	DUET Group	529,279

	Oil & Gas Storage & Transportation
102,479	APA Group	635,908

	Toll Roads
75,579	Macquarie Atlas Roads Group (a)(b)	122,755
246,364	Transurban Group	1,636,483

		1,759,238

	Transmission & Distribution
67,443	Spark Infrastructure Group	116,562

	Total Australia	3,851,504

	Brazil (0.8%)
	Water
11,800	Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	563,214

	Canada (12.5%)
	Oil & Gas Storage & Transportation
79,240	Enbridge, Inc.	3,689,572
118,390	TransCanada Corp.	5,652,326

	Total Canada	9,341,898

	China (9.7%)
	Oil & Gas Storage & Transportation
564,000	Beijing Enterprises Holdings Ltd. (c)	4,344,861
731,000	China Gas Holdings Ltd. (c)	728,876
70,000	ENN Energy Holdings Ltd. (c)	387,759

		5,461,496

	Ports
178,293	China Merchants Holdings International Co., Ltd. (c)	584,545

	Toll Roads
692,000	Jiangsu Expressway Co., Ltd., H Shares (c)	692,664
1,478,400	Sichuan Expressway Co., Ltd., H Shares (c)	478,037

		1,170,701

	Total China	7,216,742

	France (2.7%)
	Communications
13,651	Eutelsat Communications SA	481,297
47,955	SES SA	1,502,970

	Total France	1,984,267

	Germany (1.4%)
	Airports
18,575	Fraport AG Frankfurt Airport Services Worldwide	1,041,109

	Italy (5.3%)
	Oil & Gas Storage & Transportation
429,086	Snam SpA	1,955,886

	Toll Roads
50,372	Atlantia SpA	795,495
53,155	Societa Iniziative Autostradali e Servizi SpA	497,739

		1,293,234

	Transmission & Distribution
176,610	Terna Rete Elettrica Nazionale SpA	731,232

	Total Italy	3,980,352

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

NUMBER OF SHARES		VALUE
	Japan (1.4%)
	Oil & Gas Storage & Transportation
197,000	Tokyo Gas Co., Ltd.	$ 1,063,112

	Netherlands (0.5%)
	Oil & Gas Storage & Transportation
6,336	Koninklijke Vopak N.V.	381,969

	Spain (1.4%)
	Diversified
24,553	Ferrovial SA	389,639

	Toll Roads
39,983	Abertis Infraestructuras SA (b)	671,917

	Total Spain	1,061,556

	Switzerland (1.1%)
	Airports
1,717	Flughafen Zuerich AG (Registered)	798,994

	United Kingdom (8.6%)
	Transmission & Distribution
406,620	National Grid PLC	4,726,466

	Water
100	Pennon Group PLC	947
41,174	Severn Trent PLC	1,071,058
59,787	United Utilities Group PLC	643,625

		1,715,630

	Total United Kingdom	6,442,096

	United States (46.9%)
	Communications
46,570	American Tower Corp. REIT	3,582,164
26,540	Crown Castle International Corp. (a)	1,848,246
44,200	SBA Communications Corp., Class A (a)	3,183,284

		8,613,694

	Diversified
72,390	CenterPoint Energy, Inc.	1,734,464

	Oil & Gas Storage & Transportation
8,830	AGL Resources, Inc.	370,418
5,840	Atmos Energy Corp.	249,310
22,460	Cheniere Energy, Inc. (a)	628,880
56,789	Enbridge Energy Management LLC (a)	1,716,164
73,200	Kinder Morgan, Inc.	2,831,376
42,790	NiSource, Inc.	1,255,459
39,160	Oneok, Inc.	1,866,757
44,450	PG&E Corp.	1,979,358
32,380	Sempra Energy	2,588,457
72,736	Spectra Energy Corp.	2,236,632
77,920	Williams Cos., Inc. (The)	2,918,883

		18,641,694

	Transmission & Distribution
8,664	Consolidated Edison, Inc.	528,764
22,850	ITC Holdings Corp.	2,039,591
51,008	Northeast Utilities	2,216,808

		4,785,163

	Water
23,650	American Water Works Co., Inc.	980,056
10,350	California Water Service Group	205,965

		1,186,021

	Total United States	34,961,036

	Total Common Stocks (Cost $52,804,466)	72,687,849

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

NUMBER OF SHARES (000)			VALUE
	Short-Term Investments (3.5%)
	Securities held as Collateral on Loaned Securities (0.9%)
$656	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $656,420)		$656,420

	Investment Company (2.6%)
1,940	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $1,940,373)		1,940,373

	Total Short-Term Investments (Cost $2,596,793)		2,596,793

	Total Investments (Cost $55,401,259) (e)	101.0%	75,284,642
	Liabilities in Excess of Other Assets	(1.0)	(751,400)

	Net Assets	100.0%	$74,533,242

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
¤	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 28, 2013 were $620,741 and $656,420, respectively. The Portfolio received cash collateral of $656,420 which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Summary of Investments ¡ March 28, 2013 (unaudited) ¤

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$37,481,963		50.2%
Communications	10,597,961		14.2
Transmission & Distribution	10,359,423		13.9
Toll Roads	4,895,090		6.6
Water	3,464,865		4.6
Diversified	2,653,382		3.6
Airports	2,650,620		3.5
Investment Company	1,940,373		2.6
Ports	584,545		0.8

	$74,628,222	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤

NUMBER OF SHARES		VALUE
	Common Stocks (98.5%)
	Belgium (1.6%)
	Chemicals
18,109	Umicore SA	$850,642

	Finland (1.9%)
	Machinery
12,223	Kone Oyj, Class B (a)	961,236

	France (13.2%)
	Commercial Banks
21,906	BNP Paribas SA	1,124,332
91,524	Credit Agricole SA (b)	753,899
25,300	Societe Generale SA (b)	831,202

		2,709,433

	Electrical Equipment
17,346	Schneider Electric SA	1,267,394

	Hotels, Restaurants & Leisure
22,942	Accor SA	796,963

	Insurance
64,265	AXA SA	1,104,691

	Media
30,225	SES SA	947,289

	Total France	6,825,770

	Germany (15.3%)
	Automobiles
21,963	Daimler AG (Registered)	1,194,967
5,419	Volkswagen AG (Preference)	1,076,684

		2,271,651

	Health Care Providers & Services
6,713	Fresenius SE & Co., KGaA	828,582

	Industrial Conglomerates
13,963	Siemens AG (Registered)	1,504,009

	Insurance
6,103	Muenchener Rueckversicherungs AG (Registered)	1,141,395

	Machinery
6,220	MAN SE	668,705

	Pharmaceuticals
14,540	Bayer AG (Registered)	1,499,809

	Total Germany	7,914,151

	Netherlands (4.1%)
	Food Products
67,195	DE Master Blenders 1753 N.V. (b)	1,037,914

	Media
61,871	Reed Elsevier N.V.	1,059,970

	Total Netherlands	2,097,884

	Portugal (1.4%)
	Oil, Gas & Consumable Fuels
45,138	Galp Energia SGPS SA	707,051

	Spain (3.8%)
	Commercial Banks
121,918	Banco Bilbao Vizcaya Argentaria SA	1,056,927

	Information Technology Services
34,203	Amadeus IT Holding SA, Class A (a)	923,994

	Total Spain	1,980,921

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

NUMBER OF SHARES		VALUE
	Sweden (3.1%)
	Household Products
34,421	Svenska Cellulosa AB, Class B	$887,391

	Wireless Telecommunication Services
9,078	Millicom International Cellular SA SDR	725,092

	Total Sweden	1,612,483

	Switzerland (15.4%)
	Food Products
36,462	Nestle SA (Registered)	2,636,802

	Insurance
4,419	Zurich Insurance Group AG	1,229,853

	Pharmaceuticals
29,091	Novartis AG (Registered)	2,066,984
8,586	Roche Holding AG (Genusschein)	1,998,848

		4,065,832

	Total Switzerland	7,932,487

	United Kingdom (38.7%)
	Aerospace & Defense
66,025	Rolls-Royce Holdings PLC	1,133,635

	Commercial Banks
269,501	Barclays PLC	1,192,239
197,739	HSBC Holdings PLC	2,110,693

		3,302,932

	Household Products
17,820	Reckitt Benckiser Group PLC	1,277,474

	Insurance
78,542	Prudential PLC	1,270,978

	Metals & Mining
61,791	Xstrata PLC	1,002,727

	Oil, Gas & Consumable Fuels
66,521	BG Group PLC	1,141,140
247,300	BP PLC	1,728,120
49,807	Royal Dutch Shell PLC, Class A	1,611,211
42,560	Tullow Oil PLC	796,060

		5,276,531

	Pharmaceuticals
65,428	GlaxoSmithKline PLC	1,529,493

	Professional Services
58,966	Experian PLC	1,021,393

	Tobacco
28,430	British American Tobacco PLC	1,523,592
26,173	Imperial Tobacco Group PLC	914,279

		2,437,871

	Wireless Telecommunication Services
616,924	Vodafone Group PLC	1,749,161

	Total United Kingdom	20,002,195

	Total Common Stocks (Cost $38,118,918)	50,884,820

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

PRINCIPAL AMOUNT (000)			VALUE
	Short-Term Investments (2.4%)
	Securities held as Collateral on Loaned Securities (1.9%)
	Repurchase Agreement (0.2%)
$103	Barclays Capital, Inc. (0.15%, dated 03/28/13, due 04/01/13; proceeds $102,801; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 0.50% due 02/15/16 - 07/31/17; valued at $104,856) (Cost $102,799)		$102,799

NUMBER OF SHARES (000)
	Investment Company (1.7%)
883	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $882,998)		882,998

	Total Securities held as Collateral on Loaned Securities (Cost $985,797)		985,797

	Investment Company (0.5%)
283	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $283,337)		283,337

	Total Short-Term Investments (Cost $1,269,134)		1,269,134

	Total Investments (Cost $39,388,052) (d)	100.9%	52,153,954
	Liabilities in Excess of Other Assets	(0.9)	(463,828)

	Net Assets	100.0%	$51,690,126

SDR	Swedish Depositary Receipt.
¤	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 28, 2013 were $976,989 and $985,884, respectively. The Portfolio received cash collateral of $985,797 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 28, 2013, there was uninvested cash of $87 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Summary of Investments ¡ March 28, 2013 (unaudited) ¤

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$7,095,134		13.9%
Commercial Banks	7,069,292		13.8
Oil, Gas & Consumable Fuels	5,983,582		11.7
Insurance	4,746,917		9.3
Food Products	3,674,716		7.2
Wireless Telecommunication Services	2,474,253		4.8
Tobacco	2,437,871		4.8
Automobiles	2,271,651		4.4
Household Products	2,164,865		4.2
Media	2,007,259		3.9
Machinery	1,629,941		3.2
Industrial Conglomerates	1,504,009		2.9
Electrical Equipment	1,267,394		2.5
Aerospace & Defense	1,133,635		2.2
Professional Services	1,021,393		2.0
Metals & Mining	1,002,727		2.0
Information Technology Services	923,994		1.8
Chemicals	850,642		1.7
Health Care Providers & Services	828,582		1.6
Hotels, Restaurants & Leisure	796,963		1.6
Investment Company	283,337		0.5

	$51,168,157	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤

NUMBER OF SHARES		VALUE
	Common Stocks (96.1%)
	Advertising Agencies (0.6%)
92,040	Aimia, Inc. (Canada)	$1,395,300

	Alternative Energy (2.6%)
69,437	Range Resources Corp.	5,627,174

	Automobiles (1.1%)
62,521	Tesla Motors, Inc. (a)	2,368,921

	Beverage: Brewers & Distillers (2.8%)
395,423	DE Master Blenders 1753 N.V. (Netherlands) (a)	6,107,823

	Biotechnology (2.9%)
114,646	Illumina, Inc. (a)	6,190,884

	Chemicals: Diversified (3.2%)
65,000	Monsanto Co.	6,865,950

	Commercial Services (5.6%)
63,684	Advisory Board Co. (The) (a)	3,344,684
60,410	Corporate Executive Board Co. (The)	3,513,446
62,399	Intertek Group PLC (United Kingdom)	3,216,976
48,558	Weight Watchers International, Inc.	2,044,777

		12,119,883

	Communications Technology (4.2%)
139,978	Motorola Solutions, Inc.	8,962,791

	Computer Services, Software & Systems (25.6%)
51,758	Baidu, Inc. ADR (China) (a)	4,539,176
516,610	Facebook, Inc., Class A (a)	13,214,884
20,222	Google, Inc., Class A (a)	16,056,875
33,599	LinkedIn Corp., Class A (a)	5,915,440
33,345	Salesforce.com, Inc. (a)	5,963,086
137,783	Solera Holdings, Inc.	8,036,882
25,355	Workday, Inc., Class A (a)	1,562,629

		55,288,972

	Computer Technology (6.5%)
21,524	Apple, Inc.	9,527,168
192,090	Yandex N.V., Class A (Russia) (a)	4,441,121

		13,968,289

	Consumer Lending (7.6%)
14,610	Mastercard, Inc., Class A	7,905,909
49,709	Visa, Inc., Class A	8,442,577

		16,348,486

	Diversified Retail (12.7%)
65,307	Amazon.com, Inc. (a)	17,403,662
470,114	Groupon, Inc. (a)	2,877,098
10,408	Priceline.com, Inc. (a)	7,159,976

		27,440,736

	Financial Data & Systems (5.2%)
142,550	MSCI, Inc. (a)	4,836,722
104,272	Verisk Analytics, Inc., Class A (a)	6,426,283

		11,263,005

	Health Care Services (4.6%)
102,707	athenahealth, Inc. (a)	9,966,687

	Insurance: Property-Casualty (0.6%)
24,532	Arch Capital Group Ltd. (a)	1,289,647

	Medical Equipment (2.7%)
11,841	Intuitive Surgical, Inc. (a)	5,816,181

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

NUMBER OF SHARES		VALUE
	Recreational Vehicles & Boats (3.6%)
234,505	Edenred (France)	$7,674,329

	Restaurants (2.6%)
98,278	Starbucks Corp.	5,597,915

	Semiconductors & Components (1.4%)
114,114	First Solar, Inc. (a)	3,076,513

	Total Common Stocks (Cost $141,605,655)	207,369,486

	Convertible Preferred Stocks (0.8%)
	Alternative Energy (0.0%)
586,326	Better Place, Inc. (a)(b)(c) (acquisition cost - $1,465,815; acquired 01/25/10)	0

	Computer Services, Software & Systems (0.8%)
28,236	Workday, Inc. (a)(b)(c) (acquisition cost - $374,409; acquired 10/12/11)	1,711,102

	Total Convertible Preferred Stocks (Cost $1,840,224)	1,711,102

NUMBER OF SHARES (000)
	Short-Term Investment (1.9%)
	Investment Company
4,030	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $4,030,259)		4,030,259

	Total Investments (Cost $147,476,138) (e)	98.8%	213,110,847
	Other Assets in Excess of Liabilities	1.2	2,524,359

	Net Assets	100.0%	$215,635,206

ADR	American Depositary Receipt.
¤	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to $1,711,102 and represents 0.8% of net assets.

(c)

At March 28, 2013, the Portfolio held fair valued securities valued at $1,711,102, representing 0.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Aggressive Equity Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤

NUMBER OF SHARES		VALUE
	Common Stocks (97.0%)
	Advertising Agencies (0.7%)
11,618	Aimia, Inc. (Canada)	$176,126

	Alternative Energy (2.6%)
8,775	Range Resources Corp.	711,126

	Automobiles (1.1%)
7,904	Tesla Motors, Inc. (a)	299,483

	Beverage: Brewers & Distillers (2.9%)
49,978	DE Master Blenders 1753 N.V. (Netherlands) (a)	771,975

	Biotechnology (2.9%)
14,488	Illumina, Inc. (a)	782,352

	Chemicals: Diversified (3.2%)
8,214	Monsanto Co.	867,645

	Commercial Services (5.7%)
8,051	Advisory Board Co. (The) (a)	422,838
7,637	Corporate Executive Board Co. (The)	444,168
7,887	Intertek Group PLC (United Kingdom)	406,614
6,137	Weight Watchers International, Inc.	258,429

		1,532,049

	Communications Technology (4.2%)
17,690	Motorola Solutions, Inc.	1,132,691

	Computer Services, Software & Systems (25.9%)
6,541	Baidu, Inc. ADR (China) (a)	573,646
65,437	Facebook, Inc., Class A (a)	1,673,878
2,561	Google, Inc., Class A (a)	2,033,511
4,256	LinkedIn Corp., Class A (a)	749,311
4,214	Salesforce.com, Inc. (a)	753,590
17,378	Solera Holdings, Inc.	1,013,659
3,215	Workday, Inc., Class A (a)	198,140

		6,995,735

	Computer Technology (6.5%)
2,726	Apple, Inc.	1,206,610
24,276	Yandex N.V., Class A (Russia) (a)	561,261

		1,767,871

	Consumer Lending (7.6%)
1,846	Mastercard, Inc., Class A	998,926
6,282	Visa, Inc., Class A	1,066,935

		2,065,861

	Diversified Retail (12.8%)
8,253	Amazon.com, Inc. (a)	2,199,342
59,411	Groupon, Inc. (a)	363,595
1,315	Priceline.com, Inc. (a)	904,628

		3,467,565

	Financial Data & Systems (5.3%)
18,015	MSCI, Inc. (a)	611,249
13,177	Verisk Analytics, Inc., Class A (a)	812,098

		1,423,347

	Health Care Services (4.7%)
12,980	athenahealth, Inc. (a)	1,259,579

	Insurance: Property-Casualty (0.6%)
3,109	Arch Capital Group Ltd. (a)	163,440

	Medical Equipment (2.7%)
1,496	Intuitive Surgical, Inc. (a)	734,820

Morgan Stanley Variable Investment Series - Aggressive Equity Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

NUMBER OF SHARES			VALUE
	Recreational Vehicles & Boats (3.6%)
29,636	Edenred (France)		$969,857

	Restaurants (2.6%)
12,420	Starbucks Corp.		707,443

	Semiconductors & Components (1.4%)
14,421	First Solar, Inc. (a)		388,790

	Total Common Stocks (Cost $18,298,885)		26,217,755

	Convertible Preferred Stocks (0.8%)
	Alternative Energy (0.0%)
70,908	Better Place, Inc. (a)(b)(c) (acquisition cost - $177,270; acquired 01/25/10)		0

	Computer Services, Software & Systems (0.8%)
3,313	Workday, Inc. (a)(b)(c) (acquisition cost - $43,930; acquired 10/12/11)		200,768

	Total Convertible Preferred Stocks (Cost $221,200)		200,768

NUMBER OF SHARES (000)
	Short-Term Investment (1.5%)
	Investment Company
410	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $409,792)		409,792

	Total Investments (Cost $18,929,877) (e)	99.3%	26,828,315
	Other Assets in Excess of Liabilities	0.7	199,309

	Net Assets	100.0%	$27,027,624

ADR	American Depositary Receipt.
¤	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	Non-income producing security.
(b)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 28, 2013 amounts to $200,768 and represents 0.7% of net assets.

(c)

At March 28, 2013, the Portfolio held fair valued securities valued at $200,768, representing 0.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤

NUMBER OF SHARES		VALUE
	Common Stocks (56.4%)
	Aerospace & Defense (1.9%)
39,230	Raytheon Co.	$2,306,332

	Auto Components (1.0%)
35,180	Johnson Controls, Inc.	1,233,763

	Chemicals (1.4%)
35,570	EI du Pont de Nemours & Co.	1,748,621

	Commercial Services & Supplies (1.1%)
42,890	Tyco International Ltd.	1,372,480

	Computers & Peripherals (0.8%)
40,115	Hewlett-Packard Co.	956,342

	Diversified Financial Services (2.1%)
53,745	JPMorgan Chase & Co.	2,550,738

	Diversified Telecommunication Services (2.9%)
29,280	CenturyLink, Inc.	1,028,606
52,270	Verizon Communications, Inc.	2,569,071

		3,597,677

	Food & Staples Retailing (1.6%)
73,150	Safeway, Inc.	1,927,502

	Food Products (1.7%)
59,470	ConAgra Foods, Inc.	2,129,621

	Health Care Equipment & Supplies (1.2%)
41,775	Abbott Laboratories	1,475,493

	Hotels, Restaurants & Leisure (4.5%)
21,850	McDonald’s Corp.	2,178,227
47,480	Yum! Brands, Inc.	3,415,711

		5,593,938

	Industrial Conglomerates (1.9%)
101,370	General Electric Co.	2,343,674

	Information Technology Services (1.7%)
10,000	International Business Machines Corp.	2,133,000

	Insurance (2.4%)
33,850	Chubb Corp. (The)	2,962,890

	Machinery (1.6%)
32,025	Illinois Tool Works, Inc.	1,951,603

	Media (3.0%)
65,280	Time Warner, Inc.	3,761,434

	Metals & Mining (2.8%)
36,000	Barrick Gold Corp. (Canada)	1,058,400
37,000	Freeport-McMoRan Copper & Gold, Inc.	1,224,700
27,300	Newmont Mining Corp.	1,143,597

		3,426,697

	Multi-Utilities (1.6%)
32,880	Integrys Energy Group, Inc.	1,912,301

	Oil, Gas & Consumable Fuels (5.2%)
19,950	Chevron Corp.	2,370,459
33,135	ConocoPhillips	1,991,413
23,200	Exxon Mobil Corp.	2,090,552

		6,452,424

	Paper & Forest Products (1.1%)
35,770	MeadWestvaco Corp.	1,298,451

	Pharmaceuticals (4.2%)
41,775	AbbVie, Inc.	1,703,584

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

NUMBER OF SHARES				VALUE
85,240	Bristol-Myers Squibb Co.			$3,511,036

				5,214,620

	Road & Rail (1.5%)
24,310	Norfolk Southern Corp.			1,873,815

	Semiconductors & Semiconductor Equipment (1.1%)
62,805	Intel Corp.			1,372,289

	Software (1.7%)
74,560	Microsoft Corp.			2,133,162

	Specialty Retail (2.4%)
42,405	Home Depot, Inc.			2,959,021

	Textiles, Apparel & Luxury Goods (1.7%)
12,510	VF Corp.			2,098,552

	Tobacco (2.3%)
17,800	Philip Morris International, Inc.			1,650,238
25,780	Reynolds American, Inc.			1,146,952

				2,797,190

	Total Common Stocks (Cost $57,841,171)			69,583,630

	Investment Company (4.4%)
35,000	SPDR S&P 500 ETF Trust (Cost $5,076,414)			5,479,250

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE
	Corporate Bonds (8.5%)
	Basic Materials (0.4%)
$105	Air Products & Chemicals, Inc.	2.00%	08/02/16	109,030
40	Freeport-McMoRan Copper & Gold, Inc. (a)	2.375	03/15/18	40,214
25	Freeport-McMoRan Copper & Gold, Inc. (a)	3.875	03/15/23	25,123
50	Georgia-Pacific LLC	8.875	05/15/31	74,906
50	Goldcorp, Inc. (Canada)	3.70	03/15/23	50,315
75	Syngenta Finance N.V. (Switzerland)	3.125	03/28/22	77,443
60	Vale Overseas Ltd. (Brazil)	5.625	09/15/19	67,954
25	Westvaco Corp.	8.20	01/15/30	31,208

				476,193

	Communications (0.7%)
75	Amazon.com, Inc.	1.20	11/29/17	74,696
25	AT&T, Inc.	5.35	09/01/40	26,863
85	AT&T, Inc.	6.30	01/15/38	102,308
50	British Sky Broadcasting Group PLC (United Kingdom) (a)	3.125	11/26/22	49,962
50	Comcast Corp.	5.15	03/01/20	59,323
25	Comcast Corp.	6.40	05/15/38	31,550
45	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	63,884
25	Discovery Communications LLC	3.25	04/01/23	25,419
25	Motorola Solutions, Inc.	3.75	05/15/22	25,653
50	NBC Universal Media LLC	2.875	01/15/23	49,665
40	NBC Universal Media LLC	4.375	04/01/21	45,083
25	NBC Universal Media LLC	5.95	04/01/41	30,260
55	Omnicom Group, Inc.	3.625	05/01/22	56,331
40	Qwest Corp.	6.875	09/15/33	39,959
75	Rogers Communications, Inc. (Canada)	3.00	03/15/23	75,423
25	Time Warner Cable, Inc.	4.50	09/15/42	22,814
25	Time Warner, Inc.	7.70	05/01/32	34,165
75	WPP Finance 2010 (United Kingdom)	3.625	09/07/22	74,767

				888,125

	Consumer, Cyclical (0.4%)
65	Gap, Inc. (The)	5.95	04/12/21	74,423
55	Macy’s Retail Holdings, Inc.	3.875	01/15/22	58,115

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$70	VF Corp.	3.50%	09/01/21	$74,798
100	Volkswagen International Finance N.V. (Germany) (a)	2.375	03/22/17	103,766
40	Wal-Mart Stores, Inc.	5.25	09/01/35	47,123
25	Wesfarmers Ltd. (Australia) (a)	1.874	03/20/18	25,245
45	Wesfarmers Ltd. (Australia) (a)	2.983	05/18/16	47,451
5	Yum! Brands, Inc.	6.875	11/15/37	6,545

				437,466

	Consumer, Non-Cyclical (1.3%)
75	AbbVie, Inc. (a)	2.90	11/06/22	75,224
25	Actavis, Inc.	3.25	10/01/22	25,393
20	Allergan, Inc.	2.80	03/15/23	20,248
30	Altria Group, Inc.	2.85	08/09/22	29,553
125	Amgen, Inc.	3.875	11/15/21	136,679
60	Boston Scientific Corp.	6.00	01/15/20	70,232
50	Cardinal Health, Inc.	3.20	03/15/23	49,854
90	Cigna Corp.	2.75	11/15/16	95,089
25	Cigna Corp.	5.375	02/15/42	28,375
25	ConAgra Foods, Inc.	3.20	01/25/23	24,970
25	ConAgra Foods, Inc.	4.65	01/25/43	24,978
65	Coventry Health Care, Inc.	5.45	06/15/21	76,735
65	CR Bard, Inc.	1.375	01/15/18	64,984
25	Express Scripts Holding Co.	3.90	02/15/22	26,873
60	GlaxoSmithKline Capital, Inc. (United Kingdom)	2.80	03/18/23	60,500
100	Grupo Bimbo SAB de CV (Mexico) (a)	4.875	06/30/20	113,333
50	Kraft Foods Group, Inc.	6.50	02/09/40	64,328
70	Life Technologies Corp.	6.00	03/01/20	78,648
75	Medtronic, Inc.	1.375	04/01/18	75,090
80	Philip Morris International, Inc.	2.50	08/22/22	79,113
75	Sanofi (France)	4.00	03/29/21	83,596
120	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	127,941
25	UnitedHealth Group, Inc.	1.40	10/15/17	25,209
15	UnitedHealth Group, Inc.	2.75	02/15/23	14,828
55	Verisk Analytics, Inc.	5.80	05/01/21	63,564
65	Woolworths Ltd. (Australia) (a)	4.00	09/22/20	70,754

				1,606,091

	Diversified (0.1%)
75	LVMH Moet Hennessy Louis Vuitton SA (France) (a)	1.625	06/29/17	75,939

	Energy (0.6%)
75	BP Capital Markets PLC (United Kingdom)	3.245	05/06/22	77,637
35	Enterprise Products Operating LLC	5.25	01/31/20	41,042
90	Enterprise Products Operating LLC, Series N	6.50	01/31/19	111,881
30	FMC Technologies, Inc.	3.45	10/01/22	30,515
50	Kinder Morgan Energy Partners LP	5.95	02/15/18	59,678
40	Murphy Oil Corp.	3.70	12/01/22	38,938
50	Phillips 66	4.30	04/01/22	54,992
60	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	75,763
60	Plains All American Pipeline LP/PAA Finance Corp.	8.75	05/01/19	81,385
50	Spectra Energy Capital LLC	7.50	09/15/38	67,128
50	Weatherford International Ltd.	4.50	04/15/22	51,598

				690,557

	Finance (3.8%)
100	ABB Treasury Center USA, Inc. (Switzerland) (a)	2.50	06/15/16	104,361
50	ABB Treasury Center USA, Inc. (Switzerland) (a)	4.00	06/15/21	54,906
100	Abbey National Treasury Services PLC, MTN (United Kingdom) (a)	3.875	11/10/14	103,712
75	Aegon N.V. (Netherlands)	4.625	12/01/15	81,705
100	American International Group, Inc.	8.25	08/15/18	129,844

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$100	Australia & New Zealand Banking Group Ltd. (Australia) (a)	4.875%	01/12/21	$116,305
50	AvalonBay Communities, Inc.	2.95	09/15/22	49,292
50	Bank of America Corp.	5.70	01/24/22	58,671
100	Barclays Bank PLC (United Kingdom) (a)	6.05	12/04/17	111,920
130	Berkshire Hathaway, Inc.	3.75	08/15/21	141,336
50	BNP Paribas SA (France)	5.00	01/15/21	56,471
75	Boston Properties LP	3.85	02/01/23	79,413
45	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	50,830
35	Citigroup, Inc. (b)	5.875	05/29/37	41,551
22	Citigroup, Inc. (b)	6.125	05/15/18	26,239
95	CNA Financial Corp.	5.75	08/15/21	112,394
50	Commonwealth Bank of Australia (Australia) (a)	5.00	03/19/20	58,169
50	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.875	02/08/22	52,842
200	Credit Mutuel - CIC Home Loan SFH (France) (a)	1.50	11/16/17	201,053
240	Credit Suisse (Switzerland)	5.40	01/14/20	269,393
25	Credit Suisse (Switzerland)	6.00	02/15/18	29,010
60	Dexus Diversified Trust/Dexus Office Trust (Australia) (a)	5.60	03/15/21	67,201
140	Farmers Exchange Capital (a)	7.05	07/15/28	177,193
200	Ford Motor Credit Co., LLC	4.207	04/15/16	213,055
60	General Electric Capital Corp.	5.30	02/11/21	68,895
70	General Electric Capital Corp., Series G	3.10	01/09/23	69,449
145	General Electric Capital Corp., Series G	6.00	08/07/19	176,278
75	Genworth Financial, Inc.	7.20	02/15/21	87,509
250	Goldman Sachs Group, Inc. (The)	2.375	01/22/18	253,695
45	Harley-Davidson Funding Corp. (a)	6.80	06/15/18	55,340
60	Hartford Financial Services Group, Inc.	5.50	03/30/20	70,081
50	HSBC Finance Corp.	6.676	01/15/21	59,259
45	HSBC Holdings PLC (United Kingdom)	4.00	03/30/22	48,509
25	JPMorgan Chase & Co.	3.20	01/25/23	25,012
60	JPMorgan Chase & Co.	4.25	10/15/20	65,940
140	JPMorgan Chase & Co.	4.625	05/10/21	156,745
50	Macquarie Bank Ltd. (Australia) (a)	6.625	04/07/21	55,960
55	Macquarie Group Ltd. (Australia) (a)	6.00	01/14/20	60,425
225	Merrill Lynch & Co., Inc., MTN	6.875	04/25/18	271,877
35	MetLife, Inc. (b)	7.717	02/15/19	45,505
170	Nationwide Building Society (United Kingdom) (a)	6.25	02/25/20	199,273
50	Nationwide Financial Services, Inc. (a)	5.375	03/25/21	55,343
75	Pacific LifeCorp (a)	6.00	02/10/20	86,659
60	Platinum Underwriters Finance, Inc., Series B	7.50	06/01/17	67,409
50	Principal Financial Group, Inc.	8.875	05/15/19	68,109
40	Prudential Financial, Inc., MTN	6.625	12/01/37	50,450
70	Royal Bank of Scotland Group PLC (United Kingdom)	2.55	09/18/15	71,988
70	SLM Corp., MTN	6.25	01/25/16	76,823
50	Wells Fargo & Co., Series M	3.45	02/13/23	50,441

				4,683,840

	Industrials (0.7%)
65	Bemis Co., Inc.	4.50	10/15/21	70,693
75	CRH America, Inc. (Ireland)	6.00	09/30/16	85,398
55	Eaton Corp. (a)	2.75	11/02/22	54,797
100	Heathrow Funding Ltd. (United Kingdom) (a)	4.875	07/15/21	111,752
30	Holcim US Finance Sarl & Cie SCS (Switzerland) (a)	6.00	12/30/19	35,096
75	L-3 Communications Corp.	4.95	02/15/21	83,984
64	Norfolk Southern Corp. (a)	2.903	02/15/23	64,209
10	Norfolk Southern Corp.	4.837	10/01/41	10,903
75	Schneider Electric SA (France) (a)	2.95	09/27/22	75,906
70	Sonoco Products Co.	5.75	11/01/40	80,047
40	Union Pacific Corp.	6.125	02/15/20	50,000
20	United Technologies Corp.	4.50	06/01/42	21,406

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$ 50	Waste Management, Inc.	2.90%		09/15/22	$49,574
80	Waste Management, Inc.	6.125		11/30/39	98,555

					892,320

	Technology (0.3%)
50	Fiserv, Inc.	3.125		06/15/16	52,723
25	Hewlett-Packard Co.	4.65		12/09/21	25,969
50	Intel Corp.	2.70		12/15/22	49,644
100	International Business Machines Corp.	7.625		10/15/18	132,094
25	NetApp, Inc.	2.00		12/15/17	25,168
150	Oracle Corp.	1.20		10/15/17	150,330

					435,928

	Utilities (0.2%)
75	Ohio Power Co., Series M	5.375		10/01/21	90,429
80	Oncor Electric Delivery Co., LLC	6.80		09/01/18	99,692
75	PPL WEM Holdings PLC (a)	3.90		05/01/16	79,280

					269,401

	Total Corporate Bonds (Cost $9,596,418)				10,455,860

	Sovereign (0.9%)
100	Banco Nacional de Desenvolvimento, Economico e Social (Brazil) (a)	5.50		07/12/20	113,250
150	Brazilian Government International Bond (Brazil)	4.875		01/22/21	174,750
200	Eskom Holdings SOC Ltd. (South Africa) (a)	5.75		01/26/21	217,500
80	Mexico Government International Bond (Mexico)	3.625		03/15/22	85,200
70	Peruvian Government International Bond (Peru)	8.75		11/21/33	114,800
190	Petroleos Mexicanos (Mexico)	4.875		01/24/22	210,900
180	Poland Government International Bond (Poland)	5.00		03/23/22	206,087

	Total Sovereign (Cost $1,130,830)				1,122,487

	Municipal Bonds (0.4%)
30	City of Chicago, IL, O’Hare International Airport Revenue	6.395		01/01/40	38,903
70	City of New York, NY, Series G-1	5.968		03/01/36	89,434
85	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds	6.184		01/01/34	108,203
95	Municipal Electric Authority of Georgia	6.655		04/01/57	112,213
65	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267		05/01/27	79,149
	State of California, General Obligation Bonds
45	................................	5.95		04/01/16	51,484
30	................................	6.65		03/01/22	37,979

	Total Municipal Bonds (Cost $421,205)				517,365

	Agency Fixed Rate Mortgage (0.0%)
(c)	Federal Home Loan Mortgage Corporation, Gold Pool (Cost $169)	6.50		05/01/29	168

	Asset-Backed Securities (0.7%)
100	Ally Master Owner Trust	1.073	(d)	01/15/16	100,553
26	Brazos Student Finance Corp.	1.185	(d)	06/25/35	26,397
137	CVS Pass-Through Trust	6.036		12/10/28	161,726
175	Louisiana Public Facilities Authority	1.201	(d)	04/26/27	176,993
114	Nissan Auto Receivables Owner Trust	1.18		02/16/15	114,223
180	PFS Financing Corp., Class A (a)	1.703	(d)	10/17/16	182,207
110	World Omni Automobile Lease Securitization Trust	1.49		10/15/14	110,271

	Total Asset-Backed Securities (Cost $840,357)				872,370

	U.S. Treasury Securities (12.3%)
	U.S. Treasury Bonds
110	................................	2.75		11/15/42	101,973
655	................................	3.125		11/15/41	658,992
1,505	................................	3.50		02/15/39	1,636,688

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$ 145	................................	5.375%	02/15/31	$201,731
	U.S. Treasury Notes
1,710	................................	1.00	09/30/16	1,742,196
2,452	................................	1.25	10/31/15	2,510,811
2,855	................................	1.75	07/31/15	2,952,473
1,320	................................	1.875	09/30/17	1,391,053
2,200	................................	2.25	03/31/16	2,324,093
1,500	................................	2.375	06/30/18	1,619,766

	Total U.S. Treasury Securities (Cost $14,865,156)			15,139,776

	U.S. Agency Securities (1.5%)
	Federal Home Loan Mortgage Corporation
150	................................	3.75	03/27/19	172,209
45	................................	6.75	03/15/31	67,839
	Federal National Mortgage Association
1,000	................................	0.875	10/26/17	1,002,459
450	................................	5.375	06/12/17	537,035

	Total U.S. Agency Securities (Cost $1,729,591)			1,779,542

	Commercial Mortgage-Backed Security (0.1%)
65	WF-RBS Commercial Mortgage Trust (Cost $66,950)	3.311	03/15/45	66,686

NUMBER OF SHARES
	Short-Term Investment (14.7%)
	Investment Company
18,176	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $18,176,330)			18,176,330

	Total Investments (Cost $109,744,591) (f)(g)		99.9%	123,193,464
	Other Assets in Excess of Liabilities		0.1	114,628

	Net Assets		100.0%	$123,308,092

ETF	Exchange Traded Fund.
MTN	Medium Term Note.
SPDR	Standard & Poor’s Depository Receipt.
¤	March 28, 2013 represents the last business day of the Portfolio’s quarterly period.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

For the three months ended March 28, 2013, there were no transactions in Citigroup, Inc. & Metlife, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Fund under the Investment Company Act of 1940.

(c)	Par less than $500.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 28, 2013.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

Futures Contracts Open at March 28, 2013:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
16	Long	U.S. Treasury 5 yr. Note, Jun-13	$1,984,875	$1,591
6	Long	U.S. Treasury 30 yr. Bond, Jun-13	866,812	2,113
3	Short	U.S. Treasury 10 yr. Note, Jun-13	(395,953)	(1,883)

		Net Unrealized Appreciation		$1,821

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments ¡ March 28, 2013 (unaudited) ¤ continued

Interest Rate Swap Agreements Open at March 28, 2013:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America		$680	3 Month LIBOR	Receive	2.04%	02/13/23	$(4,897)
Barclays Bank	NZD	4,020	3 Month NZBBR	Pay	3.51	03/04/16	3,545
Barclays Bank		$660	3 Month LIBOR	Receive	0.81	09/24/17	306
Credit Suisse		1,000	3 Month LIBOR	Receive	0.82	09/13/17	(308)
Deutsche Bank		1,695	3 Month LIBOR	Receive	0.82	07/24/17	(4,351)
Goldman Sachs	CAD	3,420	3 Month CDOR	Pay	1.75	08/01/16	11,082
Goldman Sachs		$3,350	3 Month LIBOR	Receive	0.83	08/03/16	(6,573)
Goldman Sachs		810	3 Month LIBOR	Receive	2.09	02/15/23	(9,622)
JPMorgan Chase		340	3 Month LIBOR	Receive	2.06	02/06/23	(3,230)

			Net Unrealized Depreciation				$(14,048)

CDOR	Canadian Dealer Offered Rate.
LIBOR	London Interbank Offered Rate.
NZBBR	New Zealand Bank Bill Rate.

Currency Abbreviations:
CAD	Canadian Dollar.
NZD	New Zealand Dollar.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments ¡ March 28, 2013 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (8) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$38,197,000	$—	$38,197,000
Commercial Paper	—	15,421,118	—	15,421,118
Floating Rate Notes		15,169,959		15,169,959
Certificates of Deposit	—	8,650,007	—	8,650,007
Extendible Floating Rate Notes	—	4,999,906	—	4,999,906
Tax-Exempt Instruments
Weekly Variable Rate Bond	—	3,000,000	—	3,000,000
Municipal Bond	—	1,507,036	—	1,507,036
Total Tax-Exempt Instruments	—	4,507,036	—	4,507,036
Total Assets	$—	$86,945,026	$—	$86,945,026

The following is a summary of the inputs used to value each Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$31,325,015	$—	$31,325,015
U.S. Treasury Securities	—	6,182,442	—	6,182,442
Asset-Backed Securities	—	5,392,294	—	5,392,294
Agency Adjustable Rate Mortgages	—	1,767,571	—	1,767,571
Collateralized Mortgage Obligations - Agency Collateral Series	—	908,978	—	908,978
Municipal Bond	—	300,114	—	300,114
Agency Fixed Rate Mortgages	—	286,345	—	286,345
Sovereign	—	211,300	—	211,300
Commercial Mortgage-Backed Security	—	102,704	—	102,704
Total Fixed Income Securities	—	46,476,763	—	46,476,763
Short-Term Investments
U.S. Treasury Security	—	74,977	—	74,977
Investment Company	1,593,458	—	—	1,593,458
Total Short-Term Investments	1,593,458	74,977	—	1,668,435
Futures Contracts	11,547	—	—	11,547
Credit Default Swap Agreements	—	1,047	—	1,047
Interest Rate Swap Agreements	—	491	—	491
Total Assets	1,605,005	46,553,278	—	48,158,283
Liabilities:
Credit Default Swap Agreements	—	(1,471)	—	(1,471)
Interest Rate Swap Agreements	—	(39,190)	—	(39,190)
Total Liabilities	—	(40,661)	—	(40,661)
Total	$1,605,005	$46,512,617	$—	$48,117,622

The following is a summary of the inputs used to value each Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$168,528,168	$—	$168,528,168
Asset-Backed Securities	—	1,308,878	—	1,308,878
Municipal Bond	—	686,454	—	686,454
Agency Fixed Rate Mortgage	—	1,560	—	1,560
Total Fixed Income Securities	—	170,525,060	—	170,525,060
Convertible Preferred Stocks	1,343,100	—	—	1,343,100
Short-Term Investments
U.S. Treasury Security	—	349,894	—	349,894
Investment Company	2,645,878	—	—	2,645,878
Total Short-Term Investments	2,645,878	349,894	—	2,995,772
Foreign Currency Exchange Contracts	—	22,077	—	22,077
Futures Contracts	26,680	—	—	26,680
Credit Default Swap Agreements	—	3,506	—	3,506
Interest Rate Swap Agreements	—	1,794	—	1,794
Total Assets	4,015,658	170,902,331	—	174,917,989
Liabilities:
Foreign Currency Exchange Contracts	—	(257)	—	(257)
Futures Contracts	(224,732)	—	—	(224,732)
Credit Default Swap Agreements	—	(6,654)	—	(6,654)
Interest Rate Swap Agreements	—	(273,106)	—	(273,106)
Total Liabilities	(224,732)	(280,017)	—	(504,749)
Total	$3,790,926	$170,622,314	$—	$174,413,240

The following is a summary of the inputs used to value each Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Global Infrastructure
Common Stocks
Airports	$2,650,620	$—	$—	$2,650,620
Communications	10,597,961	—	—	10,597,961
Diversified	2,653,382	—	—	2,653,382
Oil & Gas Storage & Transportation	37,481,963	—	—	37,481,963
Ports	584,545	—	—	584,545
Toll Roads	4,895,090	—	—	4,895,090
Transmission & Distribution	10,359,423	—	—	10,359,423
Water	3,464,865	—	—	3,464,865
Total Common Stocks	72,687,849	—	—	72,687,849
Short-Term Investment - Investment Company	2,596,793			2,596,793
Total Assets	$75,284,642	$—	$—	$75,284,642

The following is a summary of the inputs used to value each Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
European Equity
Common Stocks
Aerospace & Defense	$1,133,635	$—	$—	$1,133,635
Automobiles	2,271,651	—	—	2,271,651
Chemicals	850,642	—	—	850,642
Commercial Banks	7,069,292	—	—	7,069,292
Electrical Equipment	1,267,394	—	—	1,267,394
Food Products	3,674,716	—	—	3,674,716
Health Care Providers & Services	828,582	—	—	828,582
Hotels, Restaurants & Leisure	796,963	—	—	796,963
Household Products	2,164,865	—	—	2,164,865
Industrial Conglomerates	1,504,009	—	—	1,504,009
Information Technology Services	923,994	—	—	923,994
Insurance	4,746,917	—	—	4,746,917
Machinery	1,629,941	—	—	1,629,941
Media	2,007,259	—	—	2,007,259
Metals & Mining	1,002,727	—	—	1,002,727
Oil, Gas & Consumable Fuels	5,983,582	—	—	5,983,582
Pharmaceuticals	7,095,134	—	—	7,095,134
Professional Services	1,021,393	—	—	1,021,393
Tobacco	2,437,871	—	—	2,437,871
Wireless Telecommunication Services	2,474,253	—	—	2,474,253
Total Common Stocks	50,884,820	—	—	50,884,820
Short-Term Investments
Repurchase Agreement	—	102,799	—	102,799
Investment Company	1,166,335	—	—	1,166,335
Total Short-Term Investments	1,166,335	102,799	—	1,269,134
Total Assets	$52,051,155	$102,799	$—	$52,153,954

The following is a summary of the inputs used to value each Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Multi Cap Growth
Common Stocks
Advertising Agencies	$1,395,300	$—	$—		$1,395,300
Alternative Energy	5,627,174	—	—		5,627,174
Automobiles	2,368,921	—	—		2,368,921
Beverage: Brewers & Distillers	6,107,823	—	—		6,107,823
Biotechnology	6,190,884	—	—		6,190,884
Chemicals: Diversified	6,865,950	—	—		6,865,950
Commercial Services	12,119,883	—	—		12,119,883
Communications Technology	8,962,791	—	—		8,962,791
Computer Services, Software & Systems	55,288,972	—	—		55,288,972
Computer Technology	13,968,289	—	—		13,968,289
Consumer Lending	16,348,486	—	—		16,348,486
Diversified Retail	27,440,736	—	—		27,440,736
Financial Data & Systems	11,263,005	—	—		11,263,005
Health Care Services	9,966,687	—	—		9,966,687
Insurance: Property-Casualty	1,289,647	—	—		1,289,647
Medical Equipment	5,816,181	—	—		5,816,181
Recreational Vehicles & Boats	7,674,329	—	—		7,674,329
Restaurants	5,597,915	—	—		5,597,915
Semiconductors & Components	3,076,513	—	—		3,076,513
Total Common Stocks	207,369,486	—	—		207,369,486
Convertible Preferred Stocks	—	—	1,711,102	†	1,711,102
Short-Term Investment - Investment Company	4,030,259	—	—		4,030,259
Total Assets	$211,399,745	$—	$1,711,102	†	$213,110,847

†	Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 28, 2013.

Multi Cap Growth Portfolio

	Fair Value at March 28, 2013	Valuation Technique	Unobservable Input	Range	Weighted Average	Impact to Valuation from an Increase in Input
Computer Services, Software & Systems
Convertible Preferred Stock	$1,711,102	Adjusted Stock Price	Discount for Illiquidity	1.67% 1.67%	1.67%	Decrease

The following is a summary of the inputs used to value each Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Aggressive Equity
Assets:
Common Stocks
Advertising Agencies	$176,126	$—	$—		$176,126
Alternative Energy	711,126	—	—		711,126
Automobiles	299,483	—	—		299,483
Beverage: Brewers & Distillers	771,975	—	—		771,975
Biotechnology	782,352	—	—		782,352
Chemicals: Diversified	867,645	—	—		867,645
Commercial Services	1,532,049	—	—		1,532,049
Communications Technology	1,132,691	—	—		1,132,691
Computer Services, Software & Systems	6,995,735	—	—		6,995,735
Computer Technology	1,767,871	—	—		1,767,871
Consumer Lending	2,065,861	—	—		2,065,861
Diversified Retail	3,467,565	—	—		3,467,565
Financial Data & Systems	1,423,347	—	—		1,423,347
Health Care Services	1,259,579	—	—		1,259,579
Insurance: Property-Casualty	163,440	—	—		163,440
Medical Equipment	734,820	—	—		734,820
Recreational Vehicles & Boats	969,857	—	—		969,857
Restaurants	707,443	—	—		707,443
Semiconductors & Components	388,790	—	—		388,790
Total Common Stocks	26,217,755	—	—		26,217,755
Convertible Preferred Stocks	—	—	200,768	†	200,768	†
Short-Term Investment - Investment Company	409,792	—	—		409,792
Total Assets	$26,627,547	$—	$200,768	†	$26,828,315

†	Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 28, 2013.

Aggressive Equity Portfolio

	Fair Value at March 28, 2013	Valuation Technique	Unobservable Input	Range	Weighted Average	Impact to Valuation from an Increase in Input
Computer Services, Software & Systems
Convertible Preferred Stock	$200,768	Adjusted Stock Price	Discount for Illiquidity	1.67% 1.67%	1.67%	Decrease

The following is a summary of the inputs used to value each Portfolio’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Strategist
Assets:
Common Stocks
Aerospace & Defense	$2,306,332	$—	$—	$2,306,332
Auto Components	1,233,763	—	—	1,233,763
Chemicals	1,748,621	—	—	1,748,621
Commercial Services & Supplies	1,372,480	—	—	1,372,480
Computers & Peripherals	956,342	—	—	956,342
Diversified Financial Services	2,550,738	—	—	2,550,738
Diversified Telecommunication Services	3,597,677	—	—	3,597,677
Food & Staples Retailing	1,927,502	—	—	1,927,502
Food Products	2,129,621	—	—	2,129,621
Health Care Equipment & Supplies	1,475,493	—	—	1,475,493
Hotels, Restaurants & Leisure	5,593,938	—	—	5,593,938
Industrial Conglomerates	2,343,674	—	—	2,343,674
Information Technology Services	2,133,000	—	—	2,133,000
Insurance	2,962,890	—	—	2,962,890
Machinery	1,951,603	—	—	1,951,603
Media	3,761,434	—	—	3,761,434
Metals & Mining	3,426,697	—	—	3,426,697
Multi-Utilities	1,912,301	—	—	1,912,301
Oil, Gas & Consumable Fuels	6,452,424	—	—	6,452,424
Paper & Forest Products	1,298,451	—	—	1,298,451
Pharmaceuticals	5,214,620	—	—	5,214,620
Road & Rail	1,873,815	—	—	1,873,815
Semiconductors & Semiconductor Equipment	1,372,289	—	—	1,372,289
Software	2,133,162	—	—	2,133,162
Specialty Retail	2,959,021	—	—	2,959,021
Textiles, Apparel & Luxury Goods	2,098,552	—	—	2,098,552
Tobacco	2,797,190	—	—	2,797,190
Total Common Stocks	69,583,630	—	—	69,583,630
Investment Company	5,479,250	—	—	5,479,250
Fixed Income Securities
Corporate Bonds	—	10,455,860	—	10,455,860
Sovereign	—	1,122,487	—	1,122,487
Municipal Bonds	—	517,365	—	517,365
Agency Fixed Rate Mortgage	—	168	—	168
Asset-Backed Securities	—	872,370	—	872,370
U.S. Treasury Securities	—	15,139,776	—	15,139,776
U.S. Agency Securities	—	1,779,542	—	1,779,542
Commercial Mortgage-Backed Security	—	66,686	—	66,686
Total Fixed Income Securities	—	29,954,254	—	29,954,254
Short-Term Investment - Investment Company	18,176,330	—	—	18,176,330
Futures Contracts	3,704	—	—	3,704
Interest Rate Swap Agreements	—	14,933	—	14,933
Total Assets	93,242,914	29,969,187	—	123,212,101
Liabilities:
Futures Contracts	(1,883)	—	—	(1,883)
Interest Rate Swap Agreements	—	(28,981)	—	(28,981)
Total Liabilities	(1,883)	(28,981)	—	(30,864)
Total	$93,241,031	$29,940,206	$—	$123,181,237

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 1 classification. The values of the transfers were as follows:

GLOBAL INFRASTRUCUTRE	EUROPEAN EQUITY	MULTI CAP GROWTH	AGGRESSIVE EQUITY
$27,704,000	$49,244,000	$16,999,000	$2,148,000

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Multi Cap Growth		Aggressive Equity
	Convertible Preferred Stocks		Convertible Preferred Stocks
Beginning Balance	$1,612,263		$189,805
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate action	—		—
Change in unrealized appreciation (depreciation)	98,839		10,963
Realized gains (losses)	—		—

Ending Balance	$1,711,102	†	$200,768	†

Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013.	$98,839		$10,963

†	Includes one security which is valued at zero.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

May 21, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 21, 2013